Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2023
Accounts Receivable Net [Abstract]
Schedule of Accounts Receivable Net
	December 31, 2022	December 31, 2023
	RMB	RMB
Accounts receivable	53,880,520	42,522,740
Allowance for credit losses	(36,707,499)	(37,610,720)
Accounts receivable, net	17,173,021	4,912,020

Schedule of Allowance for Doubtful Accounts	The following table presents movement of the allowance for credit losses:
	December 31, 2022	December 31, 2023
	RMB	RMB
Balance at the beginning of the year	1,806,001	36,707,499
Provisions	34,901,498	1,042,983
Write-offs	—	(139,762)
Balance at the end of the year	36,707,499	37,610,720